Property and Equipment, Net - Schedule of Depreciation Expense Recognition (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, net
Total depreciation expense	¥ 2,763,571	¥ 5,150,445	¥ 2,966,122
Cost of revenues
Property and equipment, net
Total depreciation expense	1,384,157	28,389	3,802
Research and development
Property and equipment, net
Total depreciation expense	641,793	226,173	640,372
Sales and marketing
Property and equipment, net
Total depreciation expense	111,226	35,343	122,199
General and administrative
Property and equipment, net
Total depreciation expense	¥ 626,395	4,491,492	417,295
Other operating income, net
Property and equipment, net
Total depreciation expense		¥ 369,048	¥ 1,782,454